Note 7 - Prepaid Expenses and Deposits (Details Textual) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Prepaid and deposits related to exploration and evaluation expenditures	$ 730	$ 7
Committee Bay mining property [member]
Statement Line Items [Line Items]
Prepaid and deposits related to exploration and evaluation expenditures	384
Peruvian exploration projects [member]
Statement Line Items [Line Items]
Prepaid and deposits related to exploration and evaluation expenditures	$ 268